Equipment and leasehold improvements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 7,414	$ 7,194
Furniture and equipment	16,933	17,302
Property, Plant and Equipment, Gross	24,347	24,496
Less: accumulated depreciation and amortization	13,881	11,688
Property, Plant and Equipment, Net	$ 10,466	$ 12,808	$ 6,673